SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES
	June 30,
	2023	2022
Year ended RMB: USD Exchange rate	0.1379	0.1493
Average yearly RMB: USD Exchange rate	0.1443	0.1543

December 31, 2022
Year ended RMB: USD Exchange rate	0.1450